Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	$ 20,906	$ (6,596)	$ (4,555)
Realized gain on disposal of equity method investment	2,043	0	(10,619)
Other Nonoperating Income (Loss), Revaluation On Investments	(19,536)	(2,963)	(10,175)
Insurance compensation	0	5,200	0
Capital gain	405	(428)	1,787
Other income, net	$ 3,818	$ (4,787)	$ (23,562)